Quarterly Statements of Operations - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017 [1]
EXPENSES
Sponsor fees	$ 16	$ 22	$ 13	$ 51
Gold Delivery Provider fees	8	11	7	26
Total expenses	24	33	20	77
Net investment loss	(24)	(33)	(20)	(77)
Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	1	1	1	3
Net realized gain/(loss) from Gold Delivery Agreement	(520)	(1,227)	(86)	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	116	115	39	270
Net realized gain/(loss) from gold distributed for the redemption of shares	486			486
Net change in unrealized appreciation/(depreciation) from investment in gold	64	(62)	812	814
Net realized and change in unrealized gain/(loss) from investment in gold and Gold Delivery Agreement	147	(1,173)	766	(260)
Net income/(loss)	$ 123	$ (1,206)	$ 746	$ (337)
Net Income/(loss) per share	$ 0.80	$ (5.48)	$ 3.85	$ (1.80)
Weighted average number of shares (in 000's)	153	220	194	187
SPDR Long Dollar Gold Trust [Member]
EXPENSES
Sponsor fees	$ 16	$ 22	$ 13	$ 51
Gold Delivery Provider fees	8	11	7	26
Total expenses	24	33	20	77
Net investment loss	(24)	(33)	(20)	(77)
Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	1	1	1	3
Net realized gain/(loss) from Gold Delivery Agreement	(520)	(1,227)	(86)	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	116	115	39	270
Net realized gain/(loss) from gold distributed for the redemption of shares	486			486
Net change in unrealized appreciation/(depreciation) from investment in gold	64	(62)	812	814
Net realized and change in unrealized gain/(loss) from investment in gold and Gold Delivery Agreement	147	(1,173)	766	(260)
Net income/(loss)	$ 123	$ (1,206)	$ 746	$ (337)
Net Income/(loss) per share	$ 0.80	$ (5.48)	$ 3.85	$ (1.80)
Weighted average number of shares (in 000's)	153	220	194	187

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.